Supplemental Expense Information - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Gains on sales of property, plant and equipment, net	¥ (967)	¥ 1,319	¥ 8,314